UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Charles D. Martin
Title:				CEO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Charles D. Martin		Newport Beach, CA		February 11, 2010
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		25
Form 13F Information Table Value Total:		$20,493.2

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	 CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	 -----------	--------	---------	---	----	-------	--------  ----	------	----
ACME PACKET INC			COM		 004764 10 6	$523		48,896		SH		SOLE	NONE	  SOLE
AMERICAN PUBLIC EDUCATION IN	COM		 02913V 10 3	$1,077.8	31,797		SH		SOLE	NONE	  SOLE
ARCSIGHT INC			COM		 039666 10 2	$569		24,000		SH		SOLE	NONE	  SOLE
ASIANINFO HLDGS INC		COM		 04518A 10 4	$819		48,543		SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION COMPANY	COM		 139594 10 5	$964.7		16,488		SH		SOLE	NONE	  SOLE
CELGENE CORP			COM		 151020 10 4	$1,054.2	19,150		SH		SOLE	NONE	  SOLE
CNINSURE INC			SPONSORED ADR	 18976M 10 3	$305.4		16,300		SH		SOLE	NONE	  SOLE
DTS INC				COM		 23335C 10 1	$313.5		10,000		SH		SOLE	NONE	  SOLE
EBIX INC			COM NEW		 278715 20 6	$989		20,000		SH		SOLE	NONE	  SOLE
FTI CONSULTING INC		COM		 302941 10 9 	$1,626.4	35,611		SH		SOLE	NONE	  SOLE
GENOPTIX INC			COM		 37243V 10 0	$1,582.4	55,000		SH		SOLE	NONE	  SOLE
HARBIN ELECTRIC INC		COM		 41145W 10 9	$716.3		35,400		SH		SOLE	NONE	  SOLE
HMS HLDGS CORP			COM		 40425J 10 1	$511		17,424		SH		SOLE	NONE	  SOLE
K12 INC				COM		 48273U 10 2	$493		28,000		SH		SOLE	NONE	  SOLE
LENDER PROCESSING SVCS INC	COM		 52602E 10 2	$960.1		25,780		SH		SOLE	NONE	  SOLE
MEDIDATA SOLUTIONS INC		COM		 58471A 10 5	$1,119.3	67,050		SH		SOLE	NONE	  SOLE
MONSANTO CO NEW			COM		 61166W 10 1	$385		5,000		SH		SOLE	NONE	  SOLE
NETFLIX INC			COM		 64110L 10 6	$1,121		28,051		SH		SOLE	NONE	  SOLE
NEUTRAL TANDEM INC		COM		 64128B 10 8	$473		22,800		SH		SOLE	NONE	  SOLE
NEW ORIENTAL ED & TECH GRP I	SPON ADR	 647581 10 7	$618.3		10,482		SH		SOLE	NONE	  SOLE
ROVI CORP			COM		 779376 10 2	$848.3		29,000		SH		SOLE	NONE	  SOLE
TEVA PHARMACEUTICAL INDS LTD	ADR		 881624 20 9	$1,489		34,295		SH		SOLE	NONE	  SOLE
VANCEINFO TECHNOLOGIES INC	ADR		 921564 10 0	$96.1		5,000		SH		SOLE	NONE	  SOLE
VIVO PARTICIPACOES S A		SPON ADR PFD NEW 92855S 20 0	$1,026		54,712		SH		SOLE	NONE	  SOLE
WEATHERFORD INTERNATIONAL LT	REG		 H27013 10 3	$812.4		45,000		SH		SOLE	NONE	  SOLE
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